PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Land		$ 102,000	$ 102,000
Buildings and improvements		1,352,000	1,352,000
Manufacturing and warehouse equipment		2,108,000	2,108,000
Office equipment (incl. furniture and fixtures)		412,000	412,000
Property, plant and equipment, gross		3,974,000	3,974,000
Less accumulated depreciation		(3,330,000)	(3,256,000)
Property, plant and equipment, net	$ 594,000	$ 644,000	$ 718,000